Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Personnel Expenses (Detail) € in Millions	12 Months Ended
	Sep. 30, 2022 EUR (€) employee	Sep. 30, 2021 EUR (€) employee		Sep. 30, 2020 EUR (€) employee
Short-term employee benefits expense [abstract]
Wages and salaries	€ (114.2)	€ (70.1)		€ (52.1)
Social contribution	(21.8)	(15.1)		(11.7)
Other personnel expenses	(27.3)	(3.8)		(2.7)
Total	€ (163.3)	€ (89.0)	[1]	€ (66.5)
Number and average number of employees [abstract]
Average number of employees | employee	3,623	2,492		1,914
Equity-based compensation expense	€ 17.1	€ 2.7		€ 0.1
Employees
Number and average number of employees [abstract]
Average number of employees | employee	3,623	2,492		1,914

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.